Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income (Loss) Before Income Taxes for Cayman and Non-Cayman Entities
The income (loss) before taxes for Cayman and
Non-Cayman
entities is as follows:

	Year Ended December 31
	2019	2020	2021
	US$	US$	US$
Cayman	(3,911)	(17,067)	(22,847)
Non-Cayman	75,985	102,625	270,111

Income before taxes	72,074	85,558	247,264

Components of Income Tax Expense
The components of income tax provision (benefit) are as follows:

	Year Ended December 31
	2019	2020	2021
	US$	US$	US$
Current	6,558	6,479	49,005
Deferred	1,118	(667)	(1,743)

Income tax expense	7,676	5,812	47,262

Effective tax rate	10.7%	6.8%	19.1%

Reconciliation of Income Tax Expense on Pretax Income at Statutory Rate and Income Tax Expense
The Company consists of a Cayman parent holding company with U.S. and other non-Cayman
operations. The applicable Cayman statutory rate is zero for the Company for 2019, 2020, and 2021. A reconciliation of its income tax expense at the statutory rate and provision for income tax is shown below:

	Year Ended December 31
	2019	2020	2021
	US$	US$	US$
Tax expense at Cayman statutory rate	—	—	—
Differences between Cayman and other statutory tax rates	846	5,286	48,322
Permanent differences	4,109	1,441	(10,625)
Temporary differences	638	(129)	(400)
Alternative minimum tax	1	1	1
Income tax on undistributed earnings	575	1,196	3,609
Net changes in income tax credit	3,917	20	1,261
Net changes in valuation allowance of deferred income tax assets	(1,820)	2,439	1,066
Net operating loss carryforwards	(294)	(1,180)	180
Liabilities related to unrealized tax benefits	(171)	(3,066)	5,877
Adjustment of prior years’ taxes and others	(125)	(196)	(2,029)

Income tax expense	7,676	5,812	47,262

Deferred Income Tax Assets (Liabilities)
Significant components of our deferred tax assets (liabilities) at the end of each period are as follows:

	December 31
	2020	2021
	US$	US$
Stock-based compensation	1,339	2,138
Allowance for sales return	324	365
Inventory reserve	1,925	1,918
Foreign currency translation	47	24
Property and equipment	(483)	(343)
Investment tax credits	4,512	3,251
Net operating loss carryforwards	16,754	18,654
Others	1,013	2,158
Valuation allowance	(20,816)	(21,807)

Net deferred tax assets	4,615	6,358

Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	Year Ended December 31
	2019	2020	2021
	US$	US$	US$
Balance, beginning of year	18,707	20,655	19,001
Increases in tax positions taken in current year	6,890	5,029	8,750
Decrease in tax position taken in prior year primarily related to the resolution of tax audit	(4,942)	(6,683)	(1,434)

Balance, end of year	20,655	19,001	26,317

Summary of Major Jurisdictions and Tax Year Subject to Examination by Tax Authorities
The Company files income tax returns in the U.S. and foreign jurisdictions. The following table summarizes the Company’s major jurisdictions and tax year that remain subject to examination by tax authorities as of December 31, 2021:

Tax Jurisdiction	Tax Years
China	2018 and onward
Hong Kong	2018 and onward
Taiwan	2016 and onward
United States	2016 onward